Employee Benefit Plans Employee Benefit Plans - Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognized curtailment gain	$ 0		$ (107)		$ 0
Defined Benefit Plans	300		177	[1]	304
Net actuarial loss	(852)		(872)		(106)
Change in defined benefit plans (losses) gains, pre-tax	(794)		(913)		35
Interest Expense on Non-TRA Obligations	382		388		381
Interest Expense (Income) Allocated to TRA Participant Accounts	170		224		194
Expected Investment Income on Non-TRA Assets	443		423		376
Actual Investment Income on TRA Assets	170		224		194
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	9		8		8
Interest cost	42		47		54
Recognized net actuarial loss	(1)		0		0
Amortization of prior service credit	41		41		30
Net Periodic Benefit Cost	11		14		32
Net actuarial loss	18		25		13
Prior service credit	(6)		(3)		(86)
Amortization of net actuarial loss	(1)		0		0
Amortization of net prior service credit	41		41		30
Change in defined benefit plans (losses) gains, pre-tax	(52)		(63)		43
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	63		77		(11)
Benefit plans net actuarial loss [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	106
Benefit plans net actuarial loss [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	2
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	112		108		109
Interest cost	282	[2]	328	[2]	310	[2]
Expected return on plan assets	(306)	[3]	(337)	[3]	(296)	[3]
Recognized net actuarial loss	53		33		40
Amortization of prior service credit	(23)		(23)		(23)
Recognized settlement loss	82		80		72
Recognized curtailment gain	0		(107)		0
Defined Benefit Plans	200		82		212
Defined contribution plans	28		31		25
Net Periodic Benefit Cost	228		113		237
Net actuarial loss	427		334		8
Prior service credit	(2)		(2)		(17)
Amortization of net actuarial loss	(135)		(113)		(112)
Amortization of net prior service credit	23		23		23
Curtailment gain - recognition of net prior service credit	0		107		0
Change in defined benefit plans (losses) gains, pre-tax	(313)		349		98
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	541		462		139
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	83		78		69
Interest cost	270	[2]	284	[2]	265	[2]
Expected return on plan assets	(307)		(310)		(274)
Recognized net actuarial loss	53		39		31
Amortization of prior service credit	0		0		1
Recognized settlement loss	1		4		0
Recognized curtailment gain	0		0		0
Defined Benefit Plans	100		95		92
Defined contribution plans	35		35		26
Net Periodic Benefit Cost	135		130		118
Net actuarial loss	416		518		190
Prior service credit	(1)		0		(2)
Amortization of net actuarial loss	(54)		(40)		(31)
Amortization of net prior service credit	0		0		(1)
Curtailment gain - recognition of net prior service credit	0		0		0
Change in defined benefit plans (losses) gains, pre-tax	(361)		(478)		(156)
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	496		608		274
Benefit plans prior service credits [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	(2)
Benefit plans prior service credits [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ (43)

[1]	(1)2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.
[2]	(1)Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	(2)Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively. Retiree Health Year Ended December 31, 2012 2011 2010Components of Net Periodic Benefit Costs: Service cost $9 $8 $8Interest cost 42 47 54Recognized net actuarial loss 1 — —Amortization of prior service credit (41) (41) (30)Net periodic benefit cost 11 14 32 Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income: Net actuarial loss 18 25 13Prior service credit (6) (3) (86)Amortization of net actuarial loss (1) — —Amortization of net prior service credit 41 41 30Total recognized in Other Comprehensive Income 52 63 (43)Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income $63 $77 $(11)